Derivative Instruments and Hedging Activities (Details 4) (USD $)	1 Months Ended	3 Months Ended
	Jul. 30, 2012 Forward starting swap	Dec. 31, 2012 Forward starting swap item	Sep. 30, 2012 Forward starting swap item	Dec. 31, 2012 Foreign currency forwards	Sep. 30, 2012 Foreign currency forwards	Mar. 31, 2012 Foreign currency forwards	Dec. 31, 2011 Foreign currency forwards	Sep. 30, 2011 Foreign currency forwards	Jun. 30, 2011 Foreign currency forwards	Mar. 31, 2011 Foreign currency forwards	Dec. 31, 2010 Foreign currency forwards	Sep. 30, 2010 Foreign currency forwards	Jun. 30, 2010 Foreign currency forwards	Mar. 31, 2010 Foreign currency forwards	Dec. 31, 2009 Foreign currency forwards
Derivative instruments and hedging activities
Debt to be issued under derivative contacts		$ 83,000,000	$ 83,000,000
Term of debt to be issued		10 years	10 years
Term of derivative contract	10 years	10 years
Number of semi-annual interest cash flows		20	20
Notional Principal outstanding derivative instruments		58,400,000	58,415,000			370,100,000	358,400,000	290,400,000	334,800,000	352,700,000	224,500,000	232,500,000	233,700,000	178,600,000	176,800,000
Fixed rate (as a percent)		1.698%	1.698%
Variable rate basis		3-month LIBOR
Number of days prior to the first day of each calculation period		2 days	2 days
Minimum commitment amount for hedging				$ 50,000	$ 50,000